Employee Benefits - Schedule of Employee Benefits (Details) - MYR (RM)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Employee Benefits [Abstract]
Salaries, wages, bonuses and allowances	RM 1,079,846	RM 2,720,261
Defined contribution plans	88,911	332,126
Social security contributions	6,117	27,993
Other employee benefits	37,570	13,817
Total	RM 1,212,444	RM 3,094,197